Segmented Information - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 5,952.9	$ 6,052.7
Cost of sales	4,480.6	4,598.7
Gross profit	1,472.3	1,454.0
Total operating expenses	1,006.7	849.7
Operating income	465.6	604.3
Financing costs	120.0	90.9
Financing income	(19.8)	(2.2)
Foreign exchange loss on long-term debt	(118.9)	9.9
Income before income taxes	484.3	505.7
Income tax expense	121.4	135.1
Net income	362.9	370.6
Powersport segment [member]
Disclosure of operating segments [line items]
Revenues	5,532.8	5,494.6
Cost of sales	4,049.1	4,107.8
Gross profit	1,483.7	1,386.8
Marine Segments [member]
Disclosure of operating segments [line items]
Revenues	430.7	577.5
Cost of sales	442.1	510.3
Gross profit	(11.4)	67.2
Inter- segment eliminations [member]
Disclosure of operating segments [line items]
Revenues	(10.6)	(19.4)
Cost of sales	$ (10.6)	$ (19.4)